Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jan
Schedule of Investments
March 31, 2022 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 36.35%
iShares 0-3 Month Treasury Bond ETF		1,000	$100,050
Schwab Short-Term U.S. Treasury ETF		1,968	97,495
SPDR Portfolio Short Term Treasury ETF		1,646	48,804
Vanguard Short-Term Treasury ETF		1,645	97,483
TOTAL EXCHANGE TRADED FUNDS (Cost $349,485)			343,832

	Contracts	Notional Amount
PURCHASED OPTIONS - 121.33% (a)(b)
CALL OPTIONS - 102.82%
S&P 500® Mini Index, Expires 1/10/2023, Strike Price $0.47	21	$951,384	944,717
S&P 500® Mini Index, Expires 1/10/2023, Strike Price $467.03	11	498,344	28,021
			972,738

PUT OPTIONS - 18.51%
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 1/10/2023, Strike Price $122.87	77	931,238	51,966
iShares 20+ Year Treasury Bond ETF, Expires 1/10/2023, Strike Price $134.70	70	924,560	75,641
S&P 500® Mini Index, Expires 1/10/2023, Strike Price $187.28	21	951,384	2,215
S&P 500® Mini Index, Expires 1/10/2023, Strike Price $420.33	21	951,384	45,312
			175,134
TOTAL PURCHASED OPTIONS (Cost $1,139,256)			1,147,872

Total Investments (Cost $1,488,741) - 157.68%			1,491,704
Liabilities in Excess of Other Assets - (57.68)%			(545,632)
TOTAL NET ASSETS - 100.00%			$946,072

Percentages are stated as a percent of net assets.

(a) Exchange-Traded
(b) Purchased option contracts are held in connection with corresponding written option contracts.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jan
SCHEDULE OF OPTIONS WRITTEN (a)
March 31, 2022

	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	1/10/2023	$187.28	21	$(951,384)	$(560,156)
					(560,156)
PUT OPTIONS
iShares iBoxx $ Investment Grade Corporate Bond ETF	1/10/2023	$129.34	77	(931,238)	(87,332)
iShares 20+ Year Treasury Bond ETF	1/10/2023	$141.79	70	(924,560)	(107,706)
S&P 500® Mini Index	1/10/2023	$467.03	21	(951,384)	(78,297)
					(273,335)
Total Options Written (Premiums Received $778,431)					$(833,491)

(a) Exchange-Traded